Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	December 31, 2019			December 31, 2020
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	4,342	(2,820)	1,522	4,071	(3,458)	613
Total intangible assets, net	4,342	(2,820)	1,522	4,071	(3,458)	613

The Group recorded amortization expenses of RMB1,988, RMB1,021 and RMB638 for the years ended December 31, 2018, 2019 and 2020, respectively.